UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 45.7%
	AGRICULTURE - 5.0%
1,000,000	Chaoda Modern Agriculture Holdings Ltd.	$ 772,642
957,000	China Green Holdings Ltd.	839,542
1,409,000	Golden Agri-Resources Ltd. *	425,020
		2,037,204
	AUTO MANUFACTURERS & PARTS - 0.9%
100,000	Zenn Motor Co., Inc. *	366,593

	FINANCIALS - 6.4%
30,000	Annaly Capital Management, Inc.	507,300
400	Berkshire Hathaway, Inc. *	1,313,200
15,000	Hatteras Financial Corp.	421,500
159,401	Tetragon Financial Group Ltd.	387,193
		2,629,193
	FOOD - 4.4%
20,000	Hormel Foods Corp.	729,200
800	Seaboard Corp.	1,080,800
		1,810,000
	GOLD - 4.4%
30,000	Franco-Nevada Corp.	743,673
275,000	International Royalty Corp.	1,034,000
		1,777,673
	INTERNET - 2.1%
20,000	Shanda Interactive Entertainment Ltd. - ADR *	873,600

	OIL & GAS - 7.3%
75,000	Advantage Oil & Gas Ltd.	462,000
20,000	Enerplus Resources Fund	434,400
15,000	Exxon Mobil Corp.	1,075,050
50,000	Hercules Offshore, Inc. *	256,500
30,000	Linn Energy LLC	735,000
		2,962,950
	RETAIL - 6.4%
20,000	McDonald's Corp.	1,172,200
35,000	Timberland Co. *	566,300
18,000	Wal-Mart Stores, Inc.	894,240
		2,632,740

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	TECHNOLOGY - 4.1%
30,000	Energy Conversion Devices, Inc. *	$ 323,100
24,000	NPC, Inc.	609,757
2,500	Yahoo! Japan Corp.	761,919
		1,694,776
	TELECOMMUNICATIONS - 2.2%
30,000	Verizon Communications, Inc.	887,700

	WATER - 2.5%
30,000	Pico Holdings, Inc. *	1,018,200

	TOTAL COMMON STOCK ( Cost - $17,214,274)	18,690,629

	EXCHANGE TRADED FUNDS - 5.4%
	ASSET ALLOCATION FUND - 3.3%
60,000	PowerShares DB US Dollar Index Bullish Fund *	1,362,000

	DEBT FUND - 2.1%
10,000	iShares Barclays 1-3 Year Treasury Bond Fund	840,600

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,221,272)	2,202,600

	SHORT-TERM INVESTMENTS - 60.1%
	MONEY MARKET FUND - 40.6%
5,531,044	Dreyfus Institutional Reserves Treasury Fund	5,531,044
5,531,044	Dreyfus Treasury Price Cash Management Fund	5,531,044
5,531,044	Milestone Treasury Obligation Portfolio	5,531,044
		16,593,132
	US TREASURY OBLIGATIONS - 19.5%
1,500,000	United States Treasury Bill 0.12% 11/12/2009	1,499,940
5,500,000	United States Treasury Bill 0.04% 01/07/2010	5,499,584
1,000,000	United States Treasury Bill 0.03% 01/28/2010	999,926
		7,999,450
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $24,592,582)	24,592,582

	TOTAL INVESTMENTS - 111.2% ( Cost - $44,028,128)	$45,485,811
	OTHER LIABILITIES LESS ASSETS - (11.2%)	(4,586,935)
	NET ASSETS - 100.0%	$40,898,876

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value

	SECURITIES SOLD SHORT - (40.0%)
25,000	Abercrombie & Fitch Co.	$ 820,500
15,000	Allegheny Technologies, Inc.	462,900
25,000	Cliffs Natural Resources, Inc.	889,250
20,000	Coach, Inc.	659,400
90,000	Cypress Semiconductor Corp. *	758,700
50,000	Discover Financial Services	707,000
175,000	Hecla Mining Co. *	719,250
22,000	iShares iBoxx $ High Yield Corporate Bond Fund	1,873,960
15,000	iShares Russell 2000 Index Fund	845,250
70,000	MGM Mirage *	648,900
100,000	Micron Technology, Inc. *	679,000
25,000	Netease.com - ADR *	965,500
50,000	Silver Standard Resources, Inc. *	929,000
30,000	Southern Copper Corp.	945,000
50,000	SPDR Barclays Capital High Yield Bond ETF	1,899,500
25,000	Starwood Hotels & Resorts Worldwide, Inc.	726,500
25,000	Tiffany & Co.	982,250
15,000	Toronto-Dominion Bank/The	858,600
	TOTAL SECURITIES SOLD SHORT(Proceeds 17,174,809)	16,370,460

*	Non-income producing security.
	ADR - American Depositary Receipts
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold
	short) is substantially the same.
	At October 31, 2009 net unrealized appreciation for all securities was $2,262,032. This consists of aggregate
	gross unrealized appreciation of $2,874,855 and aggregate gross unrealized depreciation of $(612,823).

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 13,177,129	5,513,500	-	$ 18,690,629
	Exchange Traded Funds	2,202,600			2,202,600
	Short - Term Investments	24,592,582	-	-	24,592,582
	Total	$ 45,485,811	-	-	$ 45,485,811
	Liabilities
	Common Stocks	$ 16,370,460	-	-	$ 16,370,460
	The Fund did not hold any Level 3 securities during the period.
*	Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/09